Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Liabilities Fair Value Measured on a Recurring Basis

The following table presents information about the Company’s financial liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values:

	Level 1	Level 2	Level 3	Fair Value at December 31, 2020
Current liabilities:
Derivative liability	$-	$-	$575,000	$575,000
Total liabilities measured at fair value	$-	$-	$575,000	$575,000

Summary of Changes in Fair Value of Level 3 Financial Liabilities

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities for the years ended December 31, 2021 and 2020:

Debt Derivative
Balance, January 1, 2020	$-
Loss from change in fair value included in earnings	575,000
Balance, December 31, 2020	575,000
Additions - initial issuance of 2021A Notes recognized as debt discount	80,000
Loss from change in fair value included in earnings	22,759,829
Reclassification to additional paid-in capital upon conversion of convertible notes payable	(23,414,829)
Balance, December 31, 2021	$-